Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of right-to-use assets

				Total
	Land and	Motor		Right-of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2022	1,133	321	33	1,487
Additions through business combinations (Note 27)	4	–	–	4
Additions – separately acquired	140	81	14	235
Disposals and other movements	(33)	(58)	(13)	(104)
Exchange adjustments	(62)	(15)	(2)	(79)
At 31 December 2022	1,182	329	32	1,543
Additions through business combinations (Note 27)	8	–	–	8
Additions – separately acquired	220	219	5	444
Disposals and other movements	(71)	(57)	(2)	(130)
Exchange adjustments	13	4	1	18
At 31 December 2023	1,352	495	36	1,883
Additions through business combinations (Note 27)	20	–	–	20
Additions – separately acquired	332	342	18	692
Disposals and other movements	(73)	(140)	(5)	(218)
Exchange adjustments	(43)	(33)	(2)	(78)
At 31 December 2024	1,588	664	47	2,299
Depreciation and impairment
At 1 January 2022	326	154	19	499
Depreciation charge for the year	160	80	6	246
Impairment charge	2	–	–	2
Disposals and other movements	(54)	(50)	(10)	(114)
Exchange adjustments	(23)	(8)	(1)	(32)
At 31 December 2022	411	176	14	601
Depreciation charge for the year	170	98	7	275
Impairment charge	14	–	–	14
Disposals and other movements	(53)	(61)	(2)	(116)
Exchange adjustments	7	2	–	9
At 31 December 2023	549	215	19	783
Depreciation charge for the year	183	151	9	343
Impairment charge	7	–	–	7
Disposals and other movements	(71)	(115)	(6)	(192)
Exchange adjustments	(22)	(14)	(1)	(37)
At 31 December 2024	646	237	21	904
Net book value
At 31 December 2022	771	153	18	942
At 31 December 2023	803	280	17	1,100
At 31 December 2024	942	427	26	1,395

Schedule of the present value of lease liabilities

	2024	2023	2022
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	(339)	(271)	(228)
Later than one year and not later than five years	(825)	(657)	(549)
Later than five years	(288)	(200)	(176)
Total lease liabilities	(1,452)	(1,128)	(953)